UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX
          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-03416
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                               The Calvert Fund
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               (Exact name of registrant as specified in charter)

            4550 Montgomery Ave., Suite 1000N, Bethesda, MD 20814
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        (Address of principal executive offices)   (Zip code)

     Ivy Wafford Duke, 4550 Montgomery Ave.,Suite 1000N, Bethesda, MD 20814
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:  301-951-4800
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Date of fiscal year end:  September 30
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Date of reporting period: June 30, 2015
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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03416
Reporting Period: 07/01/2014 - 06/30/2015
The Calvert Fund



=========================== CALVERT GOVERNMENT FUND ============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



========================= Calvert High Yield Bond Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============================= Calvert Income Fund ==============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



======================== Calvert Long-Term Income Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



====================== Calvert Short Duration Income Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



======================= Calvert Ultra-Short Income Fund ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Calvert Fund
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By (Signature & Title) /s/ John Streur
                           President -- Principal Executive Officer
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Date             August 6, 2015
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